UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number:	811-3178

Name of Registrant:	RiverSource Bond Series, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2010 – 03/07/2011*

* Through the Merger Date for each merged Fund as noted below.

Fund	Notes
Columbia Floating Rate Fund	Prior to 09/27/2010, the Fund was known as RiverSource Floating Rate Fund. On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.
Columbia Income Opportunities Fund	Prior to 09/27/2010, the Fund was known as RiverSource Income Opportunities Fund On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.
Columbia Inflation Protected Securities Fund

Prior to 09/27/2010, the Fund was known as RiverSource Inflation Protected Securities Fund. On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.

Columbia Limited Duration Credit Fund	Prior to 09/27/2010, the Fund was known as RiverSource Limited Duration Bond Fund. On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03178

Reporting Period: 07/01/2010 - 03/07/2011

RiverSource Bond Series, Inc.

Item 1. Proxy Voting Record

======================== COLUMBIA FLOATING RATE FUND ========================

STAR TRIBUNE MEDIA HOLDINGS COMPANY

Ticker:                      Security ID:  85519Y100

Meeting Date: OCT 19, 2010   Meeting Type: Annual

Record Date:  AUG 25, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael T.P. Sweeney     For       For          Management

1.2   Elect Director Michael J. Klingensmith  For       For          Management

1.3   Elect Director Michael E. Reed          For       For          Management

1.4   Elect Director William F. Farley        For       For          Management

1.5   Elect Director L. Gordon Crovitz        For       For          Management

==================== COLUMBIA INCOME OPPORTUNITIES FUND =====================

CHEMTURA CORP

Ticker:       CHMT           Security ID:  163893AA8

Meeting Date: SEP 09, 2010   Meeting Type: Written Consent

Record Date:  JUL 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Reorganization Plan             None      For          Management

=============== COLUMBIA INFLATION PROTECTED SECURITIES FUND ================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

==================== COLUMBIA LIMITED DURATION CREDIT FUND ====================

THe Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=========================================================================================

Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to have been voted against management’s recommendation if management’s recommendation is ‘For’ or ‘Against,’ and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item, a ballot marked ‘For’ or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, ‘NA’ is used to indicate that there is no management recommendation that a shareholder may vote ‘For’ or ‘Against.’

Any ballot marked as ‘Take No Action’ is neither a vote cast for or against management and ‘NA’ is used to represent this.

=========================================================================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Bond Series, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.